Note 13 - Voyage Expenses, Net and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2022	2023	2024
Voyage expenses, net
Port charges and canal dues	478,205	1,261,245	709,361
Bunkers consumption (including gain on bunkers)	(2,503,325)	2,731,786	5,348,331
Total	(2,025,120)	3,993,031	6,057,692

Vessel operating expenses
Crew wages and related costs	10,906,231	11,032,888	14,105,295
Insurance	1,895,004	2,060,324	2,529,231
Repairs and maintenance	640,672	1,149,488	910,009
Lubricants	1,195,526	1,286,046	1,350,166
Spares and consumable stores	3,367,528	3,496,958	4,999,329
Professional and legal fees	498,687	794,269	638,515
Other	830,250	938,735	1,134,734
Total	19,333,898	20,758,708	25,667,279